FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 26, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the “Registrant”)
Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) Class A Shares Institutional Shares Service Shares

1933 Act File No. 002-72277 1940 Act File No. 811-03181

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 78 on August 26, 2026.

If you have any questions on the enclosed material, please contact Olivia Clark at Olivia.Clark@FederatedHermes.com or 412-288-6382.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary